Financial instruments and risk management - Additional Information (Detail) - GBP (£)	6 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Fair value of financial liabilities	£ 759,000,000	£ 837,000,000
Available for sale [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Assets held at fair value		2,621,000,000
Uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Fair value of financial liabilities	759,000,000	837,000,000
Uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly [member] | Available for sale [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Assets held at fair value		2,575,000,000
Uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation methods [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Gains losses recognized in respect of asset held	0
Uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation methods [member] | Available for sale [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Assets held at fair value		14,000,000
Listed bonds and other long-term borrowings [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Fair value of financial liabilities	17,507,000,000	14,878,000,000
Carrying value of financial liabilities	16,212,000,000	13,491,000,000
Finance leases [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Fair value of financial liabilities	245,000,000	253,000,000
Carrying value of financial liabilities	£ 218,000,000	£ 223,000,000